Related party transactions - Summary of transactions and balances during the year with associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Joint Venture And Associates
Disclosure of transactions between related parties [line items]
Guarantees and commitments, highest amount during the year	$ 569	$ 503
Guarantees and commitments	577	331
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	101	95
Amounts due to joint ventures and associates	85	61
Total for all associates
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	2,992	3,002
Amounts due to joint ventures and associates	1,844	1,668
Fair value of derivative assets, highest balance during the year	919	1,514
Fair value of derivative assets	763	795
Fair value of derivative liabilities, highest balance during the year	3,718	4,388
Fair value of derivative liabilities	2,641	2,962
Unsubordinated accounts receivable | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Unsubordinated mounts due from joint ventures and associates, highest amount during the year	104	98
Unsubordinated mounts due from joint ventures and associates	72	94
Unsubordinated accounts receivable | Total for all associates
Disclosure of transactions between related parties [line items]
Unsubordinated mounts due from joint ventures and associates, highest amount during the year	8,097	7,907
Unsubordinated mounts due from joint ventures and associates	$ 5,011	$ 5,910